RELATED PARTIES	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIES
In the normal course of operations, the partnership enters into transactions with related parties. These transactions are recognized in the consolidated financial statements. These transactions have been measured at exchange value and are recognized in the consolidated financial statements. The immediate parent of the partnership is the BPY General Partner. The ultimate parent of the partnership is Brookfield Asset Management. Other related parties of the partnership include the partnership’s and Brookfield Asset Management’s subsidiaries and operating entities, certain joint ventures and associates accounted for under the equity method, as well as officers of such entities and their spouses.

The partnership has a management agreement with its service providers, wholly-owned subsidiaries of Brookfield Asset Management. Pursuant to a Master Services Agreement, the partnership pays a base management fee (“base management fee”), to the service providers equal to 0.5% of the total capitalization of the partnership, subject to an annual minimum of $50 million, plus annual inflation adjustments. The calculation of the equity enhancement distribution is reduced by the amount by which the base management fee is greater than $50 million per annum, plus annual inflation adjustments (“equity enhancement adjustment”), to maintain a fee level in aggregate that would be the same as prior to the amendment. In connection with the GGP acquisition, the Master Services Agreement was amended so that the base management fee took into account any management fee payable by BPYU under its master services agreement with Brookfield Asset Management and certain of its subsidiaries.

The following table calculates base management fees and equity enhancement fees:

	Twelve months ended December 31,
(US$ Millions)	2020	2019	2018
Base fee amount at 0.125% of current capitalization	$81	$100	$93
Fee on increased market capitalization (.3125%)	57	107	88
Total calculated fees	138	207	181
Less credits:
Equity enhancement adjustment	(24)	(45)	(38)
Creditable operating payments and other adjustments	(35)	(29)	(57)
Total fee, subject to minimum adjusted for inflation	79	133	86
Total fee, by component:
Base fee	73	107	86
Equity enhancement adjustment	6	26	—
Total fee	$79	$133	$86

In connection with the issuance of Preferred Equity Units to the Class A Preferred Unitholder in 2014, Brookfield Asset Management contingently agreed to acquire the seven-year and ten-year tranches of Preferred Equity Units from the Class A Preferred Unitholder for the initial issuance price plus accrued and unpaid distributions and to exchange such units for Preferred Equity Units with terms and conditions substantially similar to the twelve-year tranche to the extent that the market price of the LP Units is less than 80% of the exchange price at maturity.

The following table summarizes transactions and balances with related parties:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	(91)	(81)
Loans and notes receivable	50	102
Receivables and other assets	59	17
Deposit payable to Brookfield Asset Management(1)	(754)	—
Loans and notes payable and other liabilities	(313)	(196)
Preferred shares held by Brookfield Asset Management	(15)	(15)
(1) As of December 31, 2020, a $754 million on-demand deposit was payable to Brookfield Asset Management, provided for in the deposit agreement between the partnership and Brookfield Asset Management. The deposit agreement provides for a deposit limit of $2.0 billion. Subsequent to year-end, an additional $525 million was drawn and payable to Brookfield Asset Management.

(US$ Millions) Years ended Dec. 31,	2020	2019	2018
Transactions with related parties:
Commercial property revenue(1)	$32	$26	$22
Management fee income	32	35	5
Participating loan interests (including fair value gains, net)(2)	—	50	53
Interest expense on debt obligations	19	48	44
Interest on capital securities held by Brookfield Asset Management	—	8	64
General and administrative expense(2)	164	198	192
Construction costs(3)	265	411	397
Incentive Fees(4)	16	104	—
(1)Amounts received from Brookfield Asset Management and its subsidiaries for the rental of office premises.
(2)Includes amounts paid to Brookfield Asset Management and its subsidiaries for management fees, management fees associated with the partnership’s investments in Brookfield-sponsored real estate funds, and administrative services.
(3)Includes amounts paid to Brookfield Asset Management and its subsidiaries for construction costs of development properties.
(4)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.

On January 4, 2021, Brookfield Asset Management announced a proposal to acquire 100% of the LP Units that it does not already own, refer to Note 38, Subsequent Events for further information.

During the year ended December 31, 2020, the partnership issued 9,416,816 LP units at $11.36 per unit, 2,696,841 LP units at $12.00 per unit, 5,967,063 LP units at $12.65 per unit, 13,392,277 LP Units at $13.92 per unit, and 18,715,912 Redeemable/Exchangeable Partnership Units at $12.00 per unit to Brookfield Asset Management.

During the third quarter of 2020, the partnership completed the recapitalization of the Atlantis with an investment from a Brookfield Asset Management affiliate. Refer to Note 5, Equity Accounted Investments and Note 8, Property, Plant And Equipment for further detail.

During the fourth quarter of 2019, the partnership converted its economic interest, through its participating loan agreements, in a portfolio of properties in Australia owned by Brookfield Asset Management into direct ownership interests

During the third and fourth quarters of 2019, the partnership sold partial interest in two multifamily developments in Brooklyn, NY and a retail development in Connecticut into the Brookfield Opportunity Zone fund (“BOZ fund”). Upon the final close of BOZ fund in the fourth quarter of 2019, the partnership’s interests in these development assets were diluted, which resulted in the deconsolidation of the assets and accounting for them as a financial asset.